EQUIPMENT ON OPERATING LEASES	12 Months Ended
Dec. 31, 2011
EQUIPMENT ON OPERATING LEASES
E.	EQUIPMENT ON OPERATING LEASES

A summary of equipment on operating leases for the Truck and Other segment and for the Financial Services segment is as follows:

	TRUCK AND OTHER		FINANCIAL SERVICES
At December 31,	2011	2010	2011	2010
Equipment on operating leases	$939.0	$776.8	$2,373.2	$2,118.6
Less allowance for depreciation	(259.9)	(240.6)	(662.5)	(635.5)

	$679.1	$536.2	$1,710.7	$1,483.1

Annual minimum lease payments due on Financial Services operating leases beginning January 1, 2012 are $406.5, $285.7, $195.4, $90.2, $32.1 and $4.7 thereafter.

When the equipment is sold subject to an RVG, the full sales price is received from the customer. A liability is established for the residual value obligation with the remainder of the proceeds recorded as deferred lease revenue. These amounts are summarized below:

	TRUCK AND OTHER
At December 31,	2011	2010
Residual value guarantees	$320.0	$250.6
Deferred lease revenues	392.0	313.2

	$712.0	$563.8

The deferred lease revenue is amortized on a straight-line basis over the RVG contract period. At December 31, 2011, the annual amortization of deferred revenues beginning January 1, 2012 is $55.7, $86.8, $84.0, $51.2, $32.0 and $10.3 thereafter. Annual maturities of the RVGs beginning January 1, 2012 are $68.3, $106.4, $102.9, $62.7, $39.1 and $12.6 thereafter.